UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-584-2366

                      DATE OF FISCAL YEAR END: MAY 31, 2007

                    DATE OF REPORTING PERIOD: AUGUST 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
    SHARES     COMMON STOCK -- 93.16%                                  VALUE
--------------------------------------------------------------------------------

               APPAREL/TEXTILES  -- 2.57%
     138,101   Everlast Worldwide, Inc. (a)(b)..................... $  4,507,617
                                                                    ------------

               AUTO PARTS & EQUIPMENT  -- 1.63%
      60,962   Keystone Automotive Industries, Inc. (a)(b).........    2,862,166
                                                                    ------------

               BANKS  -- 9.27%
      40,006   Chittenden Corp. ...................................    1,391,409
      60,000   Greater Bay Bancorp (b) ............................    1,689,000
     153,381   MAF Bancorp, Inc. (b)...............................    8,235,026
     219,777   TierOne Corp.  (b)..................................    4,927,400
                                                                    ------------
                                                                      16,242,835
                                                                    ------------

               BIOTECHNOLOGY  -- 0.52%
     151,800   Bioenvision, Inc. (a) ..............................      836,418
     144,700   Oragenics, Inc.  (a)................................       70,903
                                                                    ------------
                                                                         907,321
                                                                    ------------

               BROADCASTING, NEWSPAPERS, & ADVERTISING  -- 0.96%
      45,000   Clear Channel Communications, Inc. (b)(c) ..........    1,676,700
                                                                    ------------

               BUILDING & CONSTRUCTION SUPPLIES  -- 3.73%
      85,300   Florida Rock Industries, Inc. (b)...................    5,332,103
      43,942   Williams Scotsman International, Inc. (a)...........    1,200,056
                                                                    ------------
                                                                       6,532,159
                                                                    ------------

               CHEMICALS  -- 5.03%
     115,226   Huntsman Corp. (b) .................................    2,990,115
     125,640   Lyondell Chemical Co. (b) ..........................    5,824,670
                                                                    ------------
                                                                       8,814,785
                                                                    ------------

               COAL  -- 0.28%
     139,000   Gloucester Coal Ltd. ...............................      486,259
                                                                    ------------

               COMPUTERS & COMPUTER SERVICES  -- 2.45%
     136,967   Cambridge Display Technology, Inc. (a)..............    1,628,538
      48,000   Ceridian Corp. (a)(b) ..............................    1,644,000
      31,646   Komag, Inc.  (a)....................................    1,017,102
                                                                    ------------
                                                                       4,289,640
                                                                    ------------

               CONSTRUCTION & ENGINEERING  -- 2.26%
      46,835   Washington Group International, Inc. (a)(b).........    3,966,924
                                                                    ------------

               CONSUMER PRODUCTS  -- 0.91%
       3,700   Jarden Corp. (a)(c).................................      121,326
      80,500   Playtex Products, Inc. (a)(b) ......................    1,465,100
                                                                    ------------
                                                                       1,586,426
                                                                    ------------

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
    SHARES     COMMON STOCK -- 93.16% (Continued)                      VALUE
--------------------------------------------------------------------------------

               DIVERSIFIED CONSUMER SERVICES  -- 0.70%
      95,050   Coinmach Service Corp., Cl A ....................... $  1,217,591
                                                                    ------------

               ELECTRICAL SERVICES  -- 1.60%
      99,063   Quanta Services, Inc. (a)...........................    2,800,511
                                                                    ------------

               ELECTRONIC COMPONENTS & EQUIPMENT  -- 1.52%
      80,724   American Technical Ceramics Corp. (a)...............    1,980,967
     175,000   Solectron Corp. (a).................................      679,000
                                                                    ------------
                                                                       2,659,967
                                                                    ------------

               ENTERTAINMENT  -- 2.32%
      90,000   Gateway Casinos Income Fund ........................    2,112,492
      33,232   Penn National Gaming, Inc(.) (a)....................    1,954,042
                                                                    ------------
                                                                       4,066,534
                                                                    ------------

               ENVIRONMENTAL SERVICES  -- 1.22%
      50,000   CCS Income Trust ...................................    2,131,682
                                                                    ------------

               FINANCIAL SERVICES  -- 4.06%
      63,533   AG Edwards, Inc. (b)................................    5,310,088
       1,600   Goldman Sachs Group, Inc. (c).......................      281,616
     134,315   Loring Ward International Ltd. .....................    1,523,638
                                                                    ------------
                                                                       7,115,342
                                                                    ------------

               FOOD PRODUCTS  -- 2.34%
      55,700   Royal Numico NV ....................................    4,099,631
                                                                    ------------

               GAS/NATURAL GAS  -- 1.14%
     262,165   SEMCO Energy, Inc. (a)(b)...........................    1,995,076
                                                                    ------------

               INSURANCE  -- 0.86%
      84,665   Alfa Corp. (b)......................................    1,507,037
                                                                    ------------

               LABORATORY EQUIPMENT  -- 1.21%
     176,515   New Brunswick Scientific, Inc. (a)..................    2,001,680
       6,400   Qiagen NV (a).......................................      108,928
                                                                    ------------
                                                                       2,110,608
                                                                    ------------

               MEDIA  -- 0.00%
       5,000   TVSL SA (a).........................................           --
                                                                    ------------

               MEDICAL PRODUCTS & SERVICES  -- 10.77%
     121,550   Arrow International, Inc. (b).......................    5,485,552
          10   Cholestech Corp. (a)................................          207
     112,093   Cytyc Corp. (a)(b)(c)...............................    4,790,855
      40,100   Dade Behring Holdings, Inc. ........................    3,027,951
      56,537   FoxHollow Technologies, Inc. (a)(b).................    1,387,983

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
    SHARES     COMMON STOCK -- 93.16% (Continued)                      VALUE
--------------------------------------------------------------------------------

               MEDICAL PRODUCTS & SERVICES (CONTINUED)
     109,197   HemoSense, Inc. (a)................................. $  1,414,101
      21,701   Hologic, Inc. (a)(c)................................    1,153,408
      99,400   Pediatric Services of America, Inc. (a).............    1,613,262
                                                                    ------------
                                                                      18,873,319
                                                                    ------------

               METALS & MINING  -- 4.89%
      37,200   Alcan, Inc. ........................................    3,664,572
      28,358   Alcoa, Inc. (c).....................................    1,035,918
      44,100   Chaparral Steel Co. ................................    3,770,550
       9,281   Uranium One, Inc. (a)...............................      100,719
                                                                    ------------
                                                                       8,571,759
                                                                    ------------

               MISCELLANEOUS BUSINESS SERVICES  -- 2.68%
      21,500   Alliance Data Systems Corp. (a)(c)..................    1,686,675
     114,845   Electronic Clearing House, Inc. (a) ................    1,162,231
     503,177   Goldleaf Financial Solutions, Inc. (a)..............    1,841,628
                                                                    ------------
                                                                       4,690,534
                                                                    ------------

               MISCELLANEOUS MANUFACTURING  -- 2.52%
     152,809   Reddy Ice Holdings, Inc. (b)........................    4,420,764
                                                                    ------------

               PETROLEUM EXPLORATION & PRODUCTION  -- 3.81%
           2   Forest Oil Corp. (a)................................           77
      24,512   Hercules Offshore, Inc. (a)(c)......................      623,585
     244,265   Horizon Offshore, Inc. (a)(b).......................    4,042,586
      26,200   Pogo Producing Co. .................................    1,305,022
      20,000   Western Oil Sands, Inc. (a).........................      707,473
                                                                    ------------
                                                                       6,678,743
                                                                    ------------

               RETAIL  -- 1.16%
     158,600   Pathmark Stores, Inc. (a)(b)........................    2,034,838
                                                                    ------------

               RETAIL-RESTAURANTS  -- 1.58%
     111,800   Applebees International, Inc. (b)...................    2,773,758
                                                                    ------------

               SEMICONDUCTORS  -- 0.07%
     109,885   Conexant Systems, Inc. (a)..........................      123,071
                                                                    ------------

               SOFTWARE  -- 5.15%
     176,121   Authorize.Net Holdings, Inc. (a)(b)(c)..............    3,205,402
      58,800   Checkfree Corp. (a).................................    2,718,324
     219,000   Opsware, Inc. (a)...................................    3,101,040
                                                                    ------------
                                                                       9,024,766
                                                                    ------------

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
    SHARES     COMMON STOCK -- 93.16% (Continued)                      VALUE
--------------------------------------------------------------------------------

               TELEPHONES & TELECOMMUNICATIONS  -- 12.77%
     458,328   Andrew Corp. (a)(b)................................. $  6,453,258
     321,900   Avaya, Inc. (a).....................................    5,417,577
     113,200   BCE, Inc. (b).......................................    4,324,081
     206,035   Eschelon Telecom, Inc. (a)..........................    6,181,050
      10,000   TeleCorp PCS, Inc., Cl A (a)........................           --
                                                                    ------------
                                                                      22,375,966
                                                                    ------------

               TOBACCO  -- 1.18%
      31,000   Altadis SA .........................................    2,060,215
                                                                    ------------

               TOTAL COMMON STOCK (Cost $162,759,685)               $163,204,544
                                                                    ------------

--------------------------------------------------------------------------------
    SHARES     REAL ESTATE INVESTMENT TRUSTS -- 3.80%                  VALUE
--------------------------------------------------------------------------------

     102,544   America First Apartment Investors, Inc. ............ $  2,574,880
     181,800   Equity Inns, Inc. ..................................    4,094,136
                                                                    ------------

               TOTAL REAL ESTATE INVESTMENT TRUSTS                  $  6,669,016
               (Cost $6,592,755)                                    ------------


--------------------------------------------------------------------------------
    SHARES     EQUITY SWAPS -- 0.74%                                   VALUE
--------------------------------------------------------------------------------

      22,000   ABN AMRO Holding NV ................................ $  1,023,611
      75,000   Enodis Plc .........................................      276,086
                                                                    ------------

               TOTAL EQUITY SWAPS (Cost $1,231,019)                 $  1,299,697
                                                                    ------------

--------------------------------------------------------------------------------
    SHARES     ESCROWED RIGHTS -- 0.00%                                VALUE
--------------------------------------------------------------------------------

     247,200   PetroCorp, Inc. - escrow shares (a)(d)(Cost $--).... $         --
                                                                    ------------

--------------------------------------------------------------------------------
    SHARES     EXCHANGE TRADED FUNDS -- 0.17%                          VALUE
--------------------------------------------------------------------------------

       2,000   SPDR Trust, Ser 1 (c) (Cost $277,643)............... $    295,180
                                                                    ------------

--------------------------------------------------------------------------------
    SHARES     WARRANTS -- 0.11%                                       VALUE
--------------------------------------------------------------------------------

     158,660   Caliper Life Sciences, Inc.,
                  Expires 09/11 (a) (Cost $74,094) ................ $    190,425
                                                                    ------------

--------------------------------------------------------------------------------
   CONTRACTS   PUT OPTION CONTRACTS (A) -- 0.21%                       VALUE
--------------------------------------------------------------------------------

               Alliance Data Systems Corp.,
         100   09/22/07 at $75 .................................... $      1,750
          80   12/22/07 at $75 ....................................       14,000

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
   CONTRACTS   PUT OPTION CONTRACTS (A) -- 0.21% (Continued)           VALUE
--------------------------------------------------------------------------------

               aQuantive, Inc.,
          20   09/22/07 at $50 .................................... $      5,050
         152   09/22/07 at $55 ....................................           --
         130   09/22/07 at $60 ....................................        2,600
               CapitalSource, Inc.,
         500   10/20/07 at $20 ....................................      160,000
               Clear Channel Communications, Inc.,
         450   10/20/07 at $35 ....................................       28,125
               Cytyc Corp.,
         120   10/20/07 at $40 ....................................        8,100
               ev3, Inc.,
         245   09/22/07 at $20 ....................................      116,375
               Marathon Oil Corp.,
          20   09/22/07 at $50 ....................................        1,000
               Plains Exploration & Production Co.,
          50   09/22/07 at $40 ....................................       16,250
               Wells Fargo & Co.,
         442   10/20/07 at $30 ....................................       11,050
                                                                    ------------

               TOTAL PUT OPTION CONTRACTS (Cost $322,327)           $    364,300
                                                                    ------------

--------------------------------------------------------------------------------
    SHARES     MONEY MARKET SECURITY -- 2.99%                          VALUE
--------------------------------------------------------------------------------

   5,232,868   Dreyfus Treasury Prime Cash Management
                  Fund, Institutional Shares, 3.600%(e)
                  (Cost $5,232,868) ............................... $  5,232,868
                                                                    ------------

               TOTAL INVESTMENTS AT VALUE -- 101.18%
               (Cost $176,490,391)+                                 $177,256,030
                                                                    ============
Percentages are based on Net Assets of $175,189,405.
(a)  Non-income producing security.
(b) All or a portion of the shares have been committed as collateral for open short positions.
(c)  Underlying security for a written/purchased call/put options.
(d) This security was issued for possible settlement of pending litigation and does not have an expiration date.
(e)  The rate shown is the 7-day effective yield as of August 31, 2007.
Cl -- Class
Ltd. -- Limited
Plc -- Public Limited Company
Ser -- Series
SPDR -- Standard & Poor's Depositary Receipt

Amounts designated as "--" are either $0 or have been rounded to $0.

+ At August 31, 2007, the tax basis cost of the Fund's investments was $176,490,391, and the unrealized appreciation and depreciation were $4,300,463 and $(3,534,824), respectively.

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2007 (Unaudited)

 As of August 31, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

------------------------------------------------------------------------------------------
                                                                              UNREALIZED
                            TO RECEIVE                                       APPRECIATION
  SETTLEMENT DATE          (TO DELIVER)     INITIAL VALUE    MARKET VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------

Contracts to Sell
  10/31/07.............   (2,944,450) AUD   $ (2,512,116)   $ (2,389,716)     $ 122,400
  10/31/07.............  (16,950,425) CAD    (15,884,124)    (16,045,355)      (161,231)
  10/31/07.............   (6,345,000) EUR     (8,625,799)     (8,670,825)       (45,026)
  10/31/07.............   (1,440,000) GBP     (2,911,248)     (2,900,409)        10,839
                                            -------------   -------------     ----------
Total Sell Contracts...                     $(29,933,287)   $(30,006,305)     $ (73,018)
                                            -------------   -------------     ----------

Contracts to Buy
  10/31/07.............    4,000,000  CAD   $  3,776,667    $  3,786,420      $   9,753
  10/31/07.............      890,000  EUR      1,203,600       1,216,239         12,639
  10/31/07.............    2,970,000  GBP      5,877,346       5,982,094        104,738
                                            -------------   -------------     ----------
Total Buy Contracts....                     $ 10,857,613    $ 10,984,753      $ 127,140
                                            -------------   -------------     ----------
Net Contracts..........                     $(19,075,674)   $(19,021,552)     $  54,122
                                            =============   =============     ==========
------------------------------------------------------------------------------------------
  AUD -- Australian Dollar                  EUR -- Euro
  CAD -- Canadian Dollar                    GBP -- British Pound Sterling
------------------------------------------------------------------------------------------

                               THE ARBITRAGE FUND
                        Schedule of Securities Sold Short
                           August 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
     SHARES    COMMON STOCK -- 11.87%                                  VALUE
--------------------------------------------------------------------------------

               BANKS -- 4.22%
      171,254  National City Corp. (b)............................  $  4,608,445
       35,150  People's United Financial, Inc.  ..................       621,452
       44,033  Wachovia Corp.  ...................................     2,156,737
                                                                    ------------
                                                                       7,386,634
                                                                    ------------

               BROADCASTING, NEWSPAPERS & ADVERTISING  -- 0.00%
          150  Fairfax Media Ltd.  ...............................           566
                                                                    ------------

               BUILDING & CONSTRUCTION SUPPLIES  -- 0.82%
       15,999  Vulcan Materials Co.  .............................     1,440,070
                                                                    ------------

               ELECTRICAL SERVICES  -- 1.60%
       99,360  Quanta Services, Inc. (a)..........................     2,808,907
                                                                    ------------

               ELECTRONIC COMPONENTS & EQUIPMENT  -- 0.20%
       30,162  Flextronics International Ltd. (a).................       343,545
                                                                    ------------

               ENGINEERING SERVICES  -- 1.10%
       36,084  URS Corp.  (a).....................................     1,928,329
                                                                    ------------

               MEDICAL PRODUCTS & SERVICES  -- 1.46%
       57,425  ev3, Inc. (a)(b)...................................       879,177
        4,400  Hologic, Inc. (a)(b)...............................       233,860
       30,178  Inverness Medical Innovations, Inc. (a)............     1,452,769
                                                                    ------------
                                                                       2,565,806
                                                                    ------------

               PETROLEUM EXPLORATION & PRODUCTION  -- 1.06%
      132,589  Cal Dive International, Inc. (a)...................     1,854,920
                                                                    ------------

               PETROLEUM REFINING  -- 0.06%
        2,100  Marathon Oil Corp. (b).............................       113,169
                                                                    ------------

               PUBLIC THOROUGHFARES  -- 0.00%
          537  Transurban Group  .................................         3,128
                                                                    ------------

               RETAIL  -- 0.37%
       20,500  Great Atlantic & Pacific Tea Co. (a)...............       642,880
                                                                    ------------

               SOFTWARE  -- 0.98%
      140,621  Cybersource Corp. (a)(b)...........................     1,714,170
                                                                    ------------

               TOTAL COMMON STOCK (Proceeds $21,627,168)            $ 20,802,124
                                                                    ------------

                               THE ARBITRAGE FUND
                        Schedule of Securities Sold Short
                           August 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
     SHARES    REAL ESTATE INVESTMENT TRUST -- 0.42%                   VALUE
--------------------------------------------------------------------------------

       40,847  CapitalSource, Inc. (b) (Proceeds $1,025,934)......  $    728,302
                                                                    ------------

               TOTAL SECURITIES SOLD SHORT -- 12.29%
               (Proceeds $22,653,102)+                              $ 21,530,426
                                                                    ============
Percentages are based on Net Assets of $175,189,405.
(a)  Non-income producing security.
(b)  Underlying security for a written/purchased call/put options.

Ltd. -- Limited

+ At August 31, 2007, the tax basis cost of the Fund's securities sold short was $22,653,102, and the unrealized appreciation and depreciation were $1,557,559 and $(434,883), respectively.

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                           August 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
   CONTRACTS   WRITTEN CALL OPTIONS (A) -- 0.20%                       VALUE
--------------------------------------------------------------------------------

               Alcoa, Inc.,
          87   09/22/07 at $35 ...................................  $     18,922
         153   09/22/07 at $37.5 .................................        14,152
               Alliance Data Systems Corp.,
          75   09/22/07 at $80 ...................................         1,875
          30   12/22/07 at $80 ...................................         4,650
          20   12/22/07 at $65 ...................................         1,950
               Authorize.Net Holdings, Inc.,
          44   09/22/07 at $17.5 .................................         4,070
               CapitalSource, Inc.,
          10   09/22/07 at $20 ...................................           150
          75   09/22/07 at $22.5 .................................           750
               Clear Channel Communications, Inc.,
         450   09/22/07 at $37.5 .................................        14,625
               Cybersource Corp.,
          52   09/22/07 at $12.5 .................................         2,080
               ev3, Inc.,
         245   09/22/07 at $20 ...................................         2,450
               Goldman Sachs Group, Inc.,
          16   09/22/07 at $175 ..................................        12,480
               Hercules Offshore, Inc.,
          95   09/22/07 at $25 ...................................        12,113
         150   09/22/07 at $30 ...................................         1,500
               Hologic, Inc.,
         200   09/22/07 at $50 ...................................        74,000
         128   09/22/07 at $55 ...................................        10,240
         120   09/22/07 at $50 ...................................         5,400
               Jarden Corp.,
          37   09/22/07 at $30 ...................................        11,470
               Marathon Oil Corp.,
          20   09/22/07 at $60 ...................................           500
               Medimmune, Inc.,
           1   09/22/07 at $60 ...................................            --
         415   12/22/07 at $60 ...................................            --
               National City Corp.,
         495   09/22/07 at $30 ...................................         7,425
         798   09/22/07 at $27.5 .................................        55,860
         100   09/22/07 at $32.5 .................................           500
               SPDR Trust, Ser 1,
          20   09/22/07 at $147 ..................................         7,000
               Wachovia Corp.,
         186   09/22/07 at $47.5 .................................        43,245

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                           August 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
   CONTRACTS   WRITTEN CALL OPTIONS (A) -- 0.20% (Continued)           VALUE
--------------------------------------------------------------------------------

               Wells Fargo & Co.,
          40   09/22/07 at $35 ...................................  $      8,200
          40   09/22/07 at $37.5 .................................         2,200
         100   10/20/07 at $35 ...................................        27,500
                                                                    ------------
               TOTAL OPEN OPTIONS WRITTEN -- 0.20%
               (Premiums Received $434,269)                         $    345,307
                                                                    ============
Percentages are based on Net Assets of $175,189,405.
(a)  Non-income producing security.

Ser -- Series

Amounts designated as "--" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Arbitrage Funds


By (Signature and Title)*                 /s/ John S. Orrico
                                          --------------------------------
                                          John S. Orrico
                                          President and Treasurer

Date: October 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ John S. Orrico
                                          --------------------------------
                                          John S. Orrico
                                          President and Treasurer

Date: October 29, 2007

By (Signature and Title)*                 /s/ Eric Kleinschmidt
                                          --------------------------------
                                          Eric Kleinschmidt
                                          Chief Financial Officer

Date: October 29, 2007

* Print the name and title of each signing officer under his or her signature.